Debt	12 Months Ended
Dec. 31, 2024
Borrowings, by type [abstract]
Debt
16. Debt

	December 31, 2024	December 31, 2023
Senior Notes, net of unamortized transaction fees of $4,525 (2023 – $5,325) and initial redemption option of $3,103 (2023 – $3,652)	$498,578	$498,326
Redemption option derivative asset	(7,575)	(5,635)
Term Facility - Commercial loans, net of unamortized transaction fees of $21,751 (2023 – $15,490)	293,550	100,890
Term Facility - RRF loans, net of unamortized transaction fees of $5,445 (2023 – $6,037)	119,935	39,209
Term Facility - Revolving VAT facility net of unamortized transaction fees of $559	10,937	3,269
	$915,425	$636,059

	2024		2023
	Senior Notes due 2029	Term Facility	Senior Notes due 2029	Term Facility

Balance beginning of year	$492,691	$143,368	$494,414	$—

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	213,694	—	114,602
Proceeds from Term Facility RRF loans	—	97,224	—	52,136
Proceeds from Term Facility revolving VAT facility	—	56,022	—	14,588
Repayment of Term Facility revolving VAT facility	—	(47,304)	—	(11,328)
Interest paid	(31,250)	(15,924)	(31,250)	(3,655)
Transaction costs and commitment fees paid	—	(3,806)	—	(22,084)
Total financing cash flows related to debt	$(31,250)	$299,906	$(31,250)	$144,259

	$461,441	$443,274	$463,164	$144,259

Non-cash changes recorded in debt:
Interest incurred	31,502	17,512	31,486	4,526
Other non-cash movements	—	(2,444)	—	—
Change in fair value of redemption option derivative asset relating to Senior Notes due 2029	(1,940)	—	(1,959)	—
Change in fair value of interest rate benefit on Term Facility RRF loans	—	(11,936)	—	(8,016)
Foreign exchange (gains) losses	—	(21,984)	—	2,599
Balance end of year	$491,003	$424,422	$492,691	$143,368
16. Debt (continued)
(a) Senior Notes
On August 26, 2021, the Company completed an offering of $500.0 million senior unsecured notes with a coupon rate of 6.25% due September 1, 2029 (the “Senior Notes”). The Senior Notes pay interest semi-annually on March 1 and September 1, which began on March 1, 2022.
The Senior Notes are guaranteed by Eldorado Gold (Netherlands) B.V., SG Resources B.V., Tuprag Metal Madencilik Sanayi ve Ticaret AS, and Eldorado Gold (Quebec) Inc., all wholly-owned subsidiaries of the Company.
The Senior Notes are redeemable by the Company in whole or in part, for cash on and after the dates provided below, at the redemption prices, expressed as a percentage of principal amount of the notes to be redeemed, set forth below, plus accrued and unpaid interest on the Senior Notes:
September 1, 2024     103.125%
September 1, 2025     101.563%
September 1, 2026 and thereafter     100.000%
The Senior Notes contain certain redemption features that constitute an embedded derivative asset, which is recognized separately at fair value and is classified as fair value through profit and loss. The increase in fair value in the year ended December 31, 2024 is $1.9 million (December 31, 2023 – $2.0 million), which is recognized in finance costs (Note 19).
The Senior Notes contain covenants that restrict, among other things, distributions in certain circumstances and sales of certain material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants at December 31, 2024.
The fair market value of the Senior Notes as at December 31, 2024 is $491.4 million (December 31, 2023 – $471.6 million).
(b) Skouries Project Financing Facility ("Term Facility")
On April 5, 2023, the Company completed the €680.4 million Term Facility for the development of the Skouries Project in Northern Greece. The Term Facility includes €200.0 million of funds from the Greek Recovery and Resilience Facility (the "RRF"). The Term Facility also provides an additional €30.0 million revolving credit facility to fund reimbursable value added tax ("VAT") expenditures relating to the Skouries Project. The project financing further includes a Contingent Overrun Facility for an additional €60.0 million. The Term Facility is non-recourse to Eldorado Gold Corporation and is secured by the Skouries Project and the Hellas operating assets.
The Company's equity commitment for the project is backstopped by a letter of credit in the amount of €106.3 million ($110.5 million) as at December 31, 2024, issued under the Company's $350.0 million revolving senior secured credit facility ("Credit Facility") (Note 16(c)). The letter of credit will be reduced Euro for Euro as the Company invests further in the Skouries Project.
16. Debt (continued)
(b) Skouries Project Financing Facility ("Term Facility") (continued)
The Term Facility includes the following components:
i.€480.4 million commercial loans at a variable interest rate comprised of six-months EURIBOR plus a fixed margin, with 70% of the variable rate exposure economically hedged through an interest rate swap for the term of the facility (Note 28(e)).
ii.€100.0 million initial RRF loans at a fixed interest rate of 3.04% for the term of the facility.
iii.€100.0 million additional RRF loan at a fixed interest rate of 4.06% for the term of the facility.
iv.€60.0 million contingent overrun facility for additional capital costs at a variable interest rate comprised of six-months EURIBOR plus a fixed margin.
In the year ended December 31, 2024, the Company completed drawdowns on the Term Facility totalling €288.3 million ($310.9 million), including €198.2 million ($213.7 million) of commercial loans and €90.2 million ($97.2 million) from the RRF loans. Additionally, during the year ended December 31, 2024, the Company completed drawdowns on the VAT revolving credit facility totalling €51.9 million ($56.0 million) and made repayments of €43.8 million ($47.3 million).
In April 2023, in accordance with the requirements of the Term Facility, the Company entered into a secured hedging program including gold and copper commodity swaps, an interest rate swap and U.S. dollar to Euro forward contracts (Note 28(d),(e),(f)).
Drawings from the Term Facility will continue on a periodic basis through the earlier of March 31, 2026, or three months following completion of the Skouries Project. In January 2025, Eldorado exercised a deferral option, which extends drawings from the Term Facility through the earlier of August 26, 2026, or three months following completion of the Skouries Project.
Due to Eldorado exercising the deferral option in January 2025, repayment of the commercial loans, the RRF loans, and the Contingent Overrun Facility will commence on December 31, 2026, with 13 semi-annual installments, through to December 31, 2032.
Proceeds from the VAT Facility will be drawn and repaid on a revolving basis, with a maturity date of the earlier of June 30, 2027, or 18 months following completion of the Skouries Project.
The Term Facility contains a number of standard financial covenants, including debt service and leverage ratios. The Company is in compliance with its covenants as at December 31, 2024.
16. Debt (continued)
(c) Senior Secured Credit Facility
On June 27, 2024, the Company entered into an agreement with a syndicate of lenders to increase the existing Credit Facility from $250 million to $350 million, with an option to increase the available credit by $100 million through an accordion feature, and to extend the facility to a maturity date of June 27, 2028.
The Company's equity commitment for the Skouries Project is backstopped by a letter of credit issued under the Credit Facility. As at December 31, 2024, after giving effect to investments in the project to date, the amount outstanding under the letter of credit for Skouries was €106.3 million ($110.5 million) and the Company's available balance under the Credit Facility was $239.2 million. The letter of credit will continue to be reduced Euro for Euro as the Company invests further in the Skouries Project.
The Credit Facility is subject to standard conditions and covenants. At December 31, 2024, the Company was in compliance with the applicable covenants. The Company is required to comply with covenants which include an interest coverage ratio (maintain an interest coverage ratio with respect to each rolling four quarter period of not less than 3.00:1.00) and a net leverage ratio (maintain an net leverage ratio with respect to each rolling four quarter period of not more than 3.50:1.00).
The Credit Facility is secured on a first lien basis by a general security agreement from the Company, including the real property of the Company and Eldorado Gold (Québec) Inc. in Canada, as well as the shares of each of SG Resources B.V., Tüprag, Eldorado Gold (Netherlands) BV and Eldorado Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
The amount drawn on the Credit Facility bears interest at the Secured Overnight Financing Rate ("SOFR") plus a SOFR adjustment of 0.10% for a one month’s duration, 0.15% for a three-months’ duration, and 0.25% for a six-months’ duration, plus a margin of 2.125% - 3.25% based on a net leverage ratio pricing grid (2024 average fee was 2.125%). The available and undrawn portion of the revolving credit facility incurs standby fees of 0.47813% - 0.73125% based on a net leverage ratio pricing grid (2024 average fee was 0.47813%).
As at December 31, 2024, the Company has letters of credit outstanding in Greece and Canada of €106.3 million, €64.0 million and CDN $0.4 million, totaling $177.3 million (December 31, 2023 – €126.2 million, €58.2 million and CDN $0.4 million, totaling $204.3 million).
The letters of credit secured by the revolving credit facility of €106.3 million and CDN $0.4 million incur a fee of 2.125% - 3.25% based on a net leverage ratio pricing grid (2024 average fee was 2.125%), plus a fronting fee of 0.25%.
The €64.0 million letters of credit are secured under the revolving credit facility and were issued to provide financial security on certain obligations in connection with the Company's Greece operations. These letters of credit incurred an average fee of 1.49% in 2024.